Document and Entity Information	18 Months Ended
Jul. 31, 2015
Document Type	S-1
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 is being filed to provide certain omitted portions of the Collaboration & Endorsement Agreement by and between the Company and Wade Enterprises LLC, effective June 15, 2015, which was filed as Exhibit 10.75 to the Post-Effective Amendment No. 1. Following correspondence with the Securities and Exchange Commission, Exhibit 10.75 is being re-filed to alter portions of Exhibit 10.75 as to which confidential treatment is being requested pursuant to Rule 406 under the Securities Act of 1933, as amended.
Document Period End Date	Jul. 31, 2015
Trading Symbol	nakd
Entity Registrant Name	NAKED BRAND GROUP INC.
Entity Central Index Key	0001383097
Current Fiscal Year End Date	--07-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY